Other liabilities (Tables)	12 Months Ended
Mar. 31, 2020
Miscellaneous liabilities [abstract]
Schedule Of Other Liabilities [Table Text Block]
Other liabilities consist of the following:

	As at March 31,
	2020		2019
Current
Accrued expenses	Rs.	18,025	Rs.	15,178
Employee benefits payable		4,944		4,542
Statutory dues payable		980		722
Deferred revenue (1)		1,242		590
Advance from customers		668		761
Others		3,523		2,558
	Rs.	29,382	Rs.	24,351
Non-current
Deferred revenue (1)		1,956		2,002
Others		850		866
	Rs.	2,806	Rs.	2,868

(1)	Refer to Note 21 for details of deferred revenue.